Expense Example - Institutional - Vanguard Extended Duration Treasury Index Fund	Institutional Shares 1 Year	Institutional Shares 3 Years	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Plus Shares 1 Year	Institutional Plus Shares 3 Years	Institutional Plus Shares 5 Years	Institutional Plus Shares 10 Years
USD ($)	56	69	84	127	54	63	73	101